Summary of Significant Accounting Policies - Schedule of Changes in Carrying Amount of Asset Retirement Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Asset Retirement Obligation [Line Items]
Beginning balance	$ 17.8	$ 15.3	$ 13.6
Additions and other, net	1.5	1.2	0.6
Accretion	1.5	1.3	1.1
Ending balance	$ 20.8	$ 17.8	$ 15.3